Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,630,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,998.90
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.